Long Term Debt	6 Months Ended
Jun. 30, 2025
Borrowing costs Abstract [Abstract]
Long Term Debt	Long Term Debt
The following table outlines the terms and carrying amounts of the Company’s debt:

Description	Currency	Nominal Interest Rate	Interest Payment Terms	Principal Payment Terms	Year of Maturity	June 30 2025	December 31 2024

USD Term Loan A	USD	SOFR + 2.90%	Quarterly	Semi-Annual	2025	—	586
EUR Term Loan A	EUR	EURIBOR + 2.60%	Quarterly	Semi-Annual	2025	—	78
2019 USD Dresden Equipment Financing	USD	SOFR + 2.25%	Semi-Annual	Semi-Annual	2026	36	36
2020 USD Equipment Financing	USD	SOFR + 1.90%	Quarterly	Quarterly	2025	—	34
2019 EUR Dresden Equipment Financing	EUR	EURIBOR + 2.25%	Semi-Annual	Semi-Annual	2026	16	14
Various	EUR, USD	Various			2025-2031	8	5
Current total						$60	$753

2019 USD Dresden Equipment Financing	USD	SOFR + 2.25%	Semi-Annual	Semi-Annual	2026	18	36
2021 SGD EDB Loan	SGD	1.40%	Semi-Annual	Semi-Annual	2041	1,046	974
Various	EUR, USD	Various			2025-2031	51	43
Non-current total						$1,115	$1,053
Total						$1,175	$1,806
On January 2, 2025, the Company prepaid all of its outstanding loans under the Term Loan A. The total amount of the prepayment was $664 million, comprising all outstanding loans and interest accrued through the date of prepayment. Upon the prepayment, assets pledged as common security under certain of the Company’s senior facilities and the revolving credit facility were irrevocably and unconditionally released in accordance with the terms. The revolving credit facility continues to be available to the Company on an unsecured basis following the release of the common security.
The following table summarizes unutilized credit facilities available to the Company to maintain liquidity to fund operations:

	June 30, 2025	December 31, 2024

Revolving Credit Facility	$1,011	$1,012
Uncommitted Credit Facilities	105	102
Total	$1,116	$1,114